Financial income	12 Months Ended
Dec. 31, 2025
Financial income
Financial income

29.Financial income

	For the year ended December 31
(in EUR 000)	2025	2024	2023
Interests	1,834	2,502	2,571
Exchange differences	2,463	4,925	1,254
Fair value adjustment foreign currency swaps	4	—	343
Fair value adjustment synthetic warrants	1,603	—	—
Other	24	20	6
Total financial income	5,928	7,447	4,174

The financial income decreased by €1.5 million from €7.4 million for the year ended December 31, 2024 to €5.9 million for the year ended December 31, 2025 due to a decrease in exchange results by €2.5 million and a decrease in interests by €0.7 million, partially offset by an increase in fair value adjustment on the synthetic warrants by €1.6 million.

The financial income increased by €3.3 million from €4.2 million for the year ended December 31, 2023 to €7.4 million for the year ended December 31, 2024 mainly due to an increase in exchange results.

For the year ended December 31, 2025, the exchange gains amount to €2.5 million which consist of €2.4 million realized exchange gains and €96,000 unrealized exchange gains. The realized exchange gains relate to currency swaps and forwards and USD financial assets (note 15).

For the year ended December 31, 2024, the exchange gains amount to €4.9 million which consist of €2.9 million realized exchange gains and €2.0 million unrealized exchange gains. The realized exchange result is mainly related to the USD financial assets that came to end in the second half of 2024. The unrealized exchange result is mainly related to the revaluation of both the Company’s USD cash balance and USD financial assets (note 15). For the year ended December 31, 2023, the closing rate of USD/EUR amounted to 1.103765, while as at December 31, 2024, the rate of USD/EUR decreased to 1.0389, resulting in unrealized exchange gains on the USD balances.

For the year ended December 31, 2025, the total interest income amounted to €1.8 million (2024: €2.5 million and 2023: €2.6 million). This interest income relates to the term accounts.

The fair value adjustment foreign currency swaps and forwards relates to the fair value adjustment on foreign currency swaps and forwards. More information can be found in note 21.1

The fair value adjustment of synthetic warrants is related to the EIB loan facility agreement. More information can be found in note 18.2.